INCOME TAX - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	R 35.8	R 22.8	R 18.7
Applicable tax rate	2700.00%	27.00%	28.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 16.8	R 16.3	R 22.2
Discount recognised on payments made under protest	14.0	19.0	21.1
Expenditure not incurred in generation of taxable income	13.7	14.5	17.8
Net operating cost, non deductible for tax	1.3	0.0	5.8
Dividends recognised for investments in equity instruments designated at fair value through other comprehensive income, held at end of reporting period	29.3	78.3	71.5
Unwinding of payments made under protest	7.2	5.7	5.8
Net operating income non taxable	0.0	2.5		R 0.0
Tax incentives (f)	27.5	R 1.9	R 0.3
Maximum assessed losses permitted to be set-off against taxable income	R 1.0
Percentange of assessed losses permitted to be set-off against taxable income	80.00%
Ergo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%	14.00%	6.00%
Forecast weighted average deferred tax rate	2500.00%	2200.00%	25.00%
Tax incentives (f)	R 81.2
FWGR
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%	30.00%	31.00%
Forecast weighted average deferred tax rate	2900.00%	2900.00%	3000.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 62.1	R 54.9	R 72.1